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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9-30-2005
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Johnson Illington Advisors LLC
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Address: 677 Broadway
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         Albany NY 12207
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Form 13F File Number:  28-11456
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
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Title: Chief Compliance Officer
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Phone: 518-641-6858
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Signature, Place, and Date of Signing:

/s/ Dianne McKnight                 Albany, NY                    11/8/2005
-------------------------------    --------------------------   ---------------
[Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     46
                                            ---
Form 13F Information Table Value Total:     102,552
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
                                                                                                                           VOTING
QUANTITY   CUSIP    SYMBOL      DESCRIPTION                         CLOSE PRICE          MARKET VALUE  CLASS   DISCRETION  AUTHORITY
--------   -----    ------      -----------                         -----------          ------------  -----   ----------  ---------
40,480 00817Y108    AET         AETNA INC NEW                       $      86.14           $3,486,947 Common      Sole      Partial
  8135 001055102    AFL         Aflac Inc                           $      45.30             $368,516 Common      Sole      Partial
26,120 020039103    AT          ALLTEL CORP                         $      65.11           $1,700,673 Common      Sole      Partial
 50509 25816109     AXP         American Express Company            $      57.44           $2,901,237 Common      Sole      Partial
25,043 026874107    AIG         AMERICAN INTL GROUP INC             $      61.96           $1,551,664 Common      Sole      Partial
51,667 060505104    BAC         BANK OF AMERICA CORPORATION         $      42.10           $2,175,181 Common      Sole      Partial
43,185 067383109    BCR         BARD C R INC                        $      66.03           $2,851,506 Common      Sole      Partial
64,020 093671105    HRB         BLOCK H & R INC                     $      23.98           $1,535,200 Common      Sole      Partial
45,770 122014103    BR          BURLINGTON RES INC                  $      81.32           $3,722,016 Common      Sole      Partial
29,365 14040H105    COF         CAPITAL ONE FINL CORP               $      79.52           $2,335,105 Common      Sole      Partial
91,995 17275R102    CSCO        CISCO SYS INC                       $      17.92           $1,648,550 Common      Sole      Partial
57,559 172967101    C           CITIGROUP INC                       $      45.52           $2,620,086 Common      Sole      Partial
39,245 189054109    CLX         CLOROX CO DEL                       $      55.54           $2,179,667 Common      Sole      Partial
62,600 194162103    CL          COLGATE PALMOLIVE CO                $      52.79           $3,304,654 Common      Sole      Partial
  4804 20825C104    COP         ConocoPhillips                      $      69.91             $335,848 Common      Sole      Partial
48,845 24702R101    DELL        DELL INC                            $      34.20           $1,670,499 Common      Sole      Partial
87,970 254687106    DIS         DISNEY WALT CO DISNEY               $      24.13           $2,122,716 Common      Sole      Partial
61,835 264399106    DUK         DUKE ENERGY CORP                    $      29.17           $1,803,727 Common      Sole      Partial
43,098 30231G102    XOM         EXXON MOBIL CORP                    $      63.54           $2,738,447 Common      Sole      Partial
32,742 354613101    BEN         FRANKLIN RES INC                    $      83.96           $2,749,018 Common      Sole      Partial
53,558 364760108    GPS         GAP INC DEL                         $      17.43             $933,516 Common      Sole      Partial
31,485 369550108    GD          GENERAL DYNAMICS CORP               $     119.55           $3,764,032 Common      Sole      Partial
99,103 369604103    GE          GENERAL ELEC CO                     $      33.67           $3,336,798 Common      Sole      Partial
68,787 373298108    GP          GEORGIA PAC CORP                    $      34.06           $2,342,885 Common      Sole      Partial
63,101 458140100    INTC        INTEL CORP                          $      24.65           $1,555,440 Common      Sole      Partial
33,506 459200101    IBM         INTERNATIONAL BUSINESS MACHS        $      80.22           $2,687,851 Common      Sole      Partial
 31524 464287242    LQD         IShares GS Corp Bond Fund           $     109.43           $3,449,671 ETF         Sole      Partial
48,818 464287655    IWM         ISHARES TR RUSSELL 2000             $      66.39           $3,241,027 ETF         Sole      Partial
  4749 479160104    JNJ         Johnson & Johnson                   $      63.28             $300,517 Common      Sole      Partial
24,903 49337W100    KSE         KEYSPAN CORP                        $      36.78             $915,932 Common      Sole      Partial
29,590 532791100    LNCR        LINCARE HLDGS INC                   $      41.05           $1,214,670 Common      Sole      Partial
46,553 580645109    MHP         MCGRAW HILL COS INC                 $      48.04           $2,236,406 Common      Sole      Partial
60,791 585055106    MDT         MEDTRONIC INC                       $      53.62           $3,259,613 Common      Sole      Partial
73,160 594918104    MSFT        MICROSOFT CORP                      $      25.73           $1,882,407 Common      Sole      Partial
63,352 595635103    MDY         MIDCAP SPDR TR UNIT SER 1           $     130.92           $8,294,044 ETF         Sole      Partial
65,096 713448108    PEP         PEPSICO INC                         $      56.71           $3,691,594 Common      Sole      Partial
 12092 717081103    PFE         PFIZER INC                          $      24.97             $301,937 Common      Sole      Partial
93,255 826170102    SEBL        SIEBEL SYS INC                      $      10.33           $1,996,324 Common      Sole      Partial
88,130 855030102    SPLS        STAPLES INC                         $      21.32           $1,878,932 Common      Sole      Partial
47,822 86764P109    SUN         SUNOCO INC                          $      78.20           $3,739,680 Common      Sole      Partial
40,727 87612E106    TGT         TARGET CORP                         $      51.93           $2,114,953 Common      Sole      Partial
80,715 913017109    UTX         UNITED TECHNOLOGIES CORP            $      51.84           $4,184,266 Common      Sole      Partial
30,829 958259103    WGR         WESTERN GAS RES INC                 $      51.23           $1,579,370 Common      Sole      Partial
   506 464287705    IJJ         S&P MIDCAP 400 Value Index          $      70.00              $35,420 ETF         Sole      Partial
   267 464287606    IJK         S&P MIDCAP 400 Growth Index         $      72.27              $19,296 ETF         Sole      Partial
  3563 464287804    IJR         S&P Small Cap 600 Index             $      57.76             $205,799 ETF         Sole      Partial
   147 464287879    IJS         S&P SMALL CAP 600 Value Index       $      63.90               $9,393 ETF         Sole      Partial
   146 464287887    IJT         S&P SMALL CAP 600 Growth Index      $     116.19              $16,964 ETF         Sole      Partial
  3118 464287408    IVE         S&P 500 Value Index                 $      64.13             $199,957 ETF         Sole      Partial
  1832 464287309    IVW         S&P 500 Growth Index                $      58.58             $107,319 ETF         Sole      Partial
   520 464287713    IYZ         Sector SPDR DJ Telecom              $      23.66              $12,303 ETF         Sole      Partial
 33093 78462F103    SPY         SPDR TR UNIT SER 1                  $     123.04           $4,071,763 ETF         Sole      Partial
   420 81369Y100    XLB         S&P Basic Materials SPDR            $      27.50              $11,550 ETF         Sole      Partial
  1860 81369Y506    XLE         Sector SPDR Energy                  $      53.67              $99,826 ETF         Sole      Partial
  2735 81369Y605    XLF         Sector SPDR Financial               $      29.52              $80,737 ETF         Sole      Partial
  1480 81369Y704    XLI         Sector SPDR Industrial              $      30.16              $44,637 ETF         Sole      Partial
  2920 81369Y803    XLK         Sector Sprd Trust Sb Technolog      $      20.90              $61,028 ETF         Sole      Partial
  1745 81369Y308    XLP         S&P Consumer Staples SPDR           $      23.28              $40,624 ETF         Sole      Partial
55,534 81369Y886    XLU         SELECT SECTOR SPDR TR SBI INT-UTILS $      33.60           $1,865,942 ETF         Sole      Partial
  4470 81369Y209    XLV         S&P Healthcare Sector SPDR          $      31.35             $140,135 ETF         Sole      Partial
  1385 81369Y407    XLY         Sector SPDR Consumer Discretio      $      32.49              $44,999 ETF         Sole      Partial




                                                                                          $109,770,813
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